Property and Equipment (Details 1) (USD $)	Jan. 31, 2015
Capital Leased Assets [Line Items]
For the Years Ended April 30, 2015	$ 6
2016	23
2017	24
2018	25
2019	26
2020	16
Total minimum lease payments	120
Less: current maturity	(22)
Long-term maturity	$ 98